UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  9/30/00

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check one.): [X] is a restatement.

               [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Cadinha & Co., LLC
Address:	900 Fort Street Mall, Suite 1240
		Honolulu, Hawaii  96813

13F File Number:	028-04292

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Patricia Y. Phares
Title:		Vice President
Phone:		(808) 523-9488
Signature, Place, and Date of Signing:  10/13/00
	Patricia Y. Phares,	Honolulu, HI	96813

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Form 13F Information Table Entry Total:  2,904,038

Form 13F Information Table Value Total:  $142,368 (x $1,000)

(SEC USE ONLY)
Page 1 of 1			Name of Rept Mgr:Patricia Phares
Name	Title	CUSIP	Fair Mkt Val	Shares	(a) Sole	(b)
(c)	Instr V	(a)	(b)	(C)
Amer. Pwr.	COM	029066107	4552000	237250	X
N/A	X
Auto. Data	COM	053015103	12318000	184194	X
N/A	X
Exxon	COM	30231G102	19504000	218839	X
N/A	X
Gen. Elec.	COM	369604103	15365000	266355	X
N/A	X
IBM Corp.	COM	459200101	12624000	112088	X
N/A	X
Lucent Tech.	COM	549463107	6160000	201565	X
N/A	X
Raytheon CL B	COM	755111408	10846000	381393	X
N/A	X
Schlumberger	COM	806857108	12857000	156196	X
N/A	X
S&P 500 Dep.	COM	78462F103	19283000	134260	X
N/A	X
Staples		COM	855030102	3919000	276195	X
N/A	X
Unumprovident	COM	91529Y106	7574000	277940	X
N/A	X
Walgreen Co.	COM	931422109	17366000	457763	X
N/A	X
COLUMN TOTALS			142368000	2904038